Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Feb 22, 2013
Document Effective Date	Feb 22, 2013
Prospectus Date	Nov 1, 2012

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

A, C Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

A, C Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Select Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Select Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Institutional Shares | JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Institutional Shares | JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt39_SupplementTextBlock

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated February 22, 2013

to the Prospectuses and Summary Prospectuses

dated November 1, 2012, as supplemented

Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to lower the investment advisory fee for each of JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each a “Fund”) by 0.25% through November 1, 2014.

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? – Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2013